SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) - USD ($) $ in Thousands	12 Months Ended
	Jan. 03, 2021	Dec. 29, 2019	Dec. 30, 2018
Concentration [Line Items]
Advances to suppliers	$ 92,900	$ 121,400
Accounts receivable, net	76,700
Less: allowance for doubtful accounts	$ (3,768)	(2,767)	$ (4,250)
Trade account receivable, percentage outstanding	95.00%
Advertising expense	$ 2,400	3,100	800
SunPower
Concentration [Line Items]
Sales from related party	$ 231,200	$ 426,500	$ 388,500
Customer Concentration Risk | Total Revenue
Concentration [Line Items]
Concentration risk, percentage	27.40%	35.60%	42.60%
Customer Concentration Risk | Accounts Receivable | SunPower
Concentration [Line Items]
Concentration risk, percentage	39.50%	33.70%
Customer Concentration Risk | Accounts Receivable | Customer One of Three
Concentration [Line Items]
Concentration risk, percentage	15.10%
Customer Concentration Risk | Accounts Receivable | Customer Two of Three
Concentration [Line Items]
Concentration risk, percentage	11.60%
Customer Concentration Risk | Accounts Receivable | Customer Three of Three
Concentration [Line Items]
Concentration risk, percentage	10.60%
Customer Concentration Risk | Accounts Receivable | Customer One of Two
Concentration [Line Items]
Concentration risk, percentage		20.40%
Customer Concentration Risk | Accounts Receivable | Customer Two of Two
Concentration [Line Items]
Concentration risk, percentage		13.60%
Minimum
Concentration [Line Items]
Advances to suppliers, term	40 days
Standard warranty term	5 years
Maximum
Concentration [Line Items]
Advances to suppliers, term	50 days
Standard warranty term	20 years
Solar power systems
Concentration [Line Items]
Standard warranty term	25 years
Polysilicon
Concentration [Line Items]
Advances to suppliers		$ 28,500
Concentration risk, term	2 years